DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Withholdings and perceptions made to third parties	$ 54,014	$ 43,687
Tax on exports	638	2,299
Turnover Tax	28,862	4,570
Others	13,043	8,636
Total	96,557	59,192
Non-current [Abstract]
Withholdings and perceptions made to third parties	0	0
Tax on exports	0	0
Turnover Tax	0	0
Others	0	0
Total	$ 0	$ 0